Segment Disclosures (Tables)	12 Months Ended
Dec. 31, 2023
Segment Disclosures
Schedule Of Geographical Information Of Company's Non-current Assets
	December 31, 2023			December 31, 2022
	Canada	USA	Total	Canada	USA	Total
Mineral property interests	$27,508	$-	$27,508	$23,708	$2,569	$26,277
Mineral property deposits	152	-	152	166	-	166
Leasehold improvements and equipment	297	-	297	374	-	374